Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2011 and 2012 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2011		December 31, 2012		December 31, 2011		December 31, 2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815
– Interest rate swap contracts	0	0	0	0	0	0	Other financial liabilities	(3,839)
– Interest rate swap contracts	0	0	0	0	0	0	Other liabilities	(6,315)

Total derivatives		0		0		0		(10,154)

Effect Of Derivative Instruments On Consolidated Statements Of Operations

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2011 and 2012 are as follows:

		Amount of gain (loss) recognized in income (expenses) on derivatives
Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income (expenses) on derivatives	Year ended December 31
		2011	2012
Foreign exchange forward contracts	Foreign currency exchange gain(loss), net	(581)	0
Interest rate swap contracts	Interest expenses	0	(10,154)

Total		(581)	(10,154)